Dec. 03, 2015

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Opportunistic Equity Long/Short Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 3, 2015 to the

Prospectuses dated March 1, 2015, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the Annual Fund Operating Expenses tables and Example tables are deleted and replaced with the following to reflect that the Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses sufficient to offset the respective net fees each collects from certain affiliated money market funds on the Fund’s investments in such money market funds through 12/31/16.

The tables below replace the corresponding tables on page 1 of the Class A, Class C and Select Class Shares prospectus:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	1.20%	1.20%	1.20%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.31	1.82	1.54
Dividend Expenses on Short Sales	0.57	0.57	0.57
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.49 [2]	1.00 [2]	0.72
Acquired Fund Fees and Expenses	0.07	0.07	0.07

Total Annual Fund Operating Expenses[1]	2.83	3.84	2.81
Fee Waivers and Expense Reimbursements[1,3]	(0.39)	(0.90)	(0.62)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.44	2.94	2.19

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.85%, 2.35% and 1.60% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 12/31/16, at which time the adviser and/ or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 12/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	759	1,321	1,908	3,490
CLASS C SHARES ($)	397	1,090	1,901	4,014
SELECT CLASS SHARES ($)	222	813	1,429	3,093

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	759	1,321	1,908	3,490
CLASS C SHARES ($)	297	1,090	1,901	4,014
SELECT CLASS SHARES ($)	222	813	1,429	3,093

The tables below replace the corresponding tables on page 1 of the Class R2, Class R5 and Class R6 Shares prospectus:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees[1]	1.20%	1.20%	1.20%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	3.13	2.93	2.89
Dividend Expenses on Short Sales	0.57	0.57	0.57
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[2]	2.31	2.31	2.32
Acquired Fund Fees and Expenses	0.07	0.07	0.07

Total Annual Fund Operating Expenses[1]	4.90	4.20	4.16
Fee Waivers and Expense Reimbursements[1,3]	(2.21)	(2.21)	(2.22)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.69	1.99	1.94

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 2.10%, 1.40% and 1.35% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 12/31/16, at which time the adviser and/ or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 12/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	272	1,276	2,281	4,804
CLASS R5 SHARES ($)	202	1,074	1,960	4,239
CLASS R6 SHARES ($)	197	1,062	1,941	4,205

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 3, 2015 to the

Prospectuses dated March 1, 2015, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the Annual Fund Operating Expenses tables and Example tables are deleted and replaced with the following to reflect that the Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses sufficient to offset the respective net fees each collects from certain affiliated money market funds on the Fund’s investments in such money market funds through 12/31/16.

The tables below replace the corresponding tables on pages 1 and 2 of the Class A, Class C and Select Class Shares prospectus:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.60	2.53	2.53
Dividend Expenses on Short Sales	2.14	2.14	2.14
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.21	0.14	0.14
Acquired Fund Fees and Expenses	0.03	0.03	0.03

Total Annual Fund Operating Expenses[1]	3.68	4.11	3.36
Fee Waivers and Expense Reimbursements[1,3]	(0.29)	(0.22)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.39	3.89	3.13

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 12/31/16, at which time the adviser and/ or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 12/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	849	1,567	2,304	4,233
CLASS C SHARES ($)	491	1,230	2,083	4,284
SELECT CLASS SHARES ($)	316	1,012	1,731	3,633

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	849	1,567	2,304	4,233
CLASS C SHARES ($)	391	1,230	2,083	4,284
SELECT CLASS SHARES ($)	316	1,012	1,731	3,633

The tables below replace the corresponding tables on page 1 of the Institutional Class Shares prospectus:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees[1]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	2.40
Dividend Expenses on Short Sales	2.14
Shareholder Service Fees	0.10
Remainder of Other Expenses[2]	0.16
Acquired Fund Fees and Expenses	0.03

Total Annual Fund Operating Expenses[1]	3.23
Fee Waivers and Expense Reimbursements[1,3]	(0.24)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.99

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the average daily net assets of Institutional Class Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 12/31/16, at which time the adviser and/ or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 12/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	302	973	1,667	3,514

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN FUNDS

JPMorgan Systematic Alpha Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated December 3, 2015

to the Prospectus

dated March 1, 2015, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the Annual Fund Operating Expenses table and Examples are replaced to reflect that the Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses sufficient to offset the respective net fees each collects from certain affiliated money market funds on the Fund’s investments in such money market funds through 12/31/16. The table “Annual Fund Operating Expenses” and “Example” section in the “Fees and Expenses of the Fund” section are deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.69	0.81	0.60
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[3]	0.44	0.56 [2]	0.35
Acquired Fund Fees and Expenses	0.11	0.11	0.11

Total Annual Fund Operating Expenses	1.80	2.42	1.46
Fee Waivers and Expense Reimbursements[4,5]	(0.54)	(0.66)	(0.45)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[4,5]	1.26	1.76	1.01

1	Includes the operating expenses of Systematic Alpha Fund CS Ltd., the Fund’s wholly-owned subsidiary.
2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
3	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.
5	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 1.00% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 12/31/16, at which time the adviser and/ or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 12/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	573	941	1,333	2.428
CLASS C SHARES ($)	279	692	1,231	2,706
SELECT CLASS SHARES ($)	103	418	755	1,708

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	573	941	1,333	2.428
CLASS C SHARES ($)	179	692	1,231	2,706
SELECT CLASS SHARES ($)	103	418	755	1,708

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN FUNDS

JPMorgan Systematic Alpha Fund

(Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated December 3, 2015

to the Prospectus

dated March 1, 2015, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the Annual Fund Operating Expenses table and Examples are replaced to reflect that the Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses sufficient to offset the respective net fees each collects from certain affiliated money market funds on the Fund’s investments in such money market funds through 12/31/16. The table “Annual Fund Operating Expenses” and “Example” section in the “Fees and Expenses of the Fund” section are deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.75%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.36
Shareholder Service Fees	NONE
Remainder of Other Expenses[2,3]	0.36
Acquired Fund Fees and Expenses	0.11

Total Annual Fund Operating Expenses	1.22
Fee Waivers and Expense Reimbursements[4,5]	(0.46)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[4,5]	0.76

1	Includes the operating expenses of Systematic Alpha Fund CS Ltd., the Fund’s wholly-owned subsidiary.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).

4	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

5	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75% of the average daily net assets of Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 12/31/16, at which time the adviser and/ or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 12/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	78	342	626	1,437

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMorgan Unconstrained Debt Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust I)

Supplement dated December 3, 2015 to the

Prospectus dated July 1, 2015, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the Annual Fund Operating Expenses table and Examples are replaced to reflect that the Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses sufficient to offset the respective net fees each collects from certain affiliated money market funds on the Fund’s investments in such money market funds through 6/30/17. The table “Annual Fund Operating Expenses” and “Example” section in the “Fees and Expenses of the Fund” section are deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.42	0.43	0.37
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.17 [1]	0.18 [1]	0.12
Acquired Fund Fees and Expenses	0.02	0.02	0.02

Total Annual Fund Operating Expenses	1.14	1.65	0.84
Fee Waivers and Expense Reimbursements[2]	(0.14)	(0.15)	(0.09)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.00	1.50	0.75

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/17, at which time the adviser and/ or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	473	696	952	1,684
CLASS C SHARES ($)	253	490	868	1,929
SELECT CLASS SHARES ($)	77	250	448	1,020

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	473	696	952	1,684
CLASS C SHARES ($)	153	490	868	1,929
SELECT CLASS SHARES ($)	77	250	448	1,020

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMorgan Unconstrained Debt Fund

(Class R2, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated December 3, 2015

to the Prospectus

dated July 1, 2015, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the Annual Fund Operating Expenses and Examples are replaced to reflect that the Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses sufficient to offset the respective net fees each collects from certain affiliated money market funds on the Fund’s investments in such money market funds through 6/30/17. The table “Annual Fund Operating Expenses” and “Example” section in the “Fees and Expenses of the Fund” section are deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.83	0.18	0.12
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.58 [1]	0.13 [1]	0.12
Acquired Fund Fees and Expenses	0.02	0.02	0.02

Total Annual Fund Operating Expenses	1.80	0.65	0.59
Fee Waivers and Expense Reimbursements[2]	(0.55)	(0.10)	(0.09)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.25	0.55	0.50

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 0.55% and 0.50% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/17, at which time the adviser and/ or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	127	456	869	2,022
CLASS R5 SHARES ($)	56	187	342	791
CLASS R6 SHARES ($)	51	170	311	720

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE